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                                                                  [METLIFE LOGO]

MetLife Investors USA Insurance Company
5 Park Plaza, Suite 1900
Irvine, CA 92614

September 30, 2010

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Initial Registration Statement on Form N-4 for
       MetLife Investors USA Insurance Company
       MetLife Investors USA Separate Account A (File No. 811-03365)
       (Series VA-4)

Commissioners:


On behalf of MetLife Investors USA Insurance Company (the "Company") and MetLife Investors USA Separate Account A (the "Account"), we have attached for filing under the Securities Act of 1933, as amended, an initial registration statement (the "Initial Registration Statement") for certain individual flexible premium deferred variable annuity contracts (the "Contracts"). The Contracts will be issued through the Separate Account, which is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended.

The Company will be requesting selective review for this filing. A complete request for selective review, together with an appropiately marked copy of the prospectus and statement of additional information included in this Initial Registration Statement, will be forwarded to the staff of the SEC shortly under separate cover.

Financial Statements, exhibits not included herein, and certain other information will be added, and other clarifying or stylistic changes made, by pre-effective amendment.

If you have any questions or comments regarding the Initial Registration Statement, please call the undersigned at (617) 578-2053.

Sincerely,

/s/ John M. Richards
-------------------------
John M. Richards
Senior Counsel
Metropolitan Life Insurance Company

Attachment
cc:    W. Thomas Conner, Esq.
       Lisa Flanagan, Esq.
       Michele H. Abate, Esq.